Consolidated Condensed Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash	$ 664,231	$ 1,697,777		$ 0
Prepaid insurance – current portion	150,048	249,840		0
Prepaid expense and other current assets	62,500	2,160		0
Total current assets	876,779	1,949,777		0
Deferred offering costs		0		332,894
Long-term prepaid insurance		25,128
Marketable securities held in Trust Account	196,513,558	192,449,291		0
TOTAL ASSETS	197,390,337	194,424,196		332,894
Current liabilities
Accrued offering costs		0		311,368
Accounts payable and accrued expenses	2,522,262	119,706		15,000
Promissory note – related party		0		70,095
Total current liabilities	2,628,819	187,515		396,463
Deferred underwriting fee	5,520,000	5,520,000		0
TOTAL LIABILITIES	8,148,819	5,707,515		396,463
Commitments (Note 6)
Class A ordinary shares subject to possible redemption, 18,400,000 shares at redemption value of $10.46 per share as of December 31, 2024 and 0 shares at December 31, 2023	196,513,558	192,449,291
SHAREHOLDERS' DEFICIT
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at December 31, 2024 and 2023	0	0		0
Additional paid-in capital	0	0		24,540
Accumulated deficit	(7,272,551)	(3,733,121)		(88,569)
TOTAL SHAREHOLDERS' DEFICIT	(7,272,040)	(3,732,610)	[1]	(63,569)	[1]
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	197,390,337	194,424,196		332,894
Class A Ordinary Shares
Current liabilities
Class A ordinary shares subject to possible redemption, 18,400,000 shares at redemption value of $10.46 per share as of December 31, 2024 and 0 shares at December 31, 2023	196,513,558	192,449,291		0
SHAREHOLDERS' DEFICIT
Ordinary shares, value	51	51		0
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary shares, value	460	460	[2]	460	[2]
Related Party
Current liabilities
Due to related party	$ 106,557	$ 67,809		$ 0

[1]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. All shares and per share amounts have been retroactively restated.